INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Income tax expense/(recoveries) components
Income tax expense consisted of the following components:

	Years ended December 31,
	2022	2021
Current income taxes:
Canadian current income taxes	$1.6	$0.3
Foreign current income taxes	76.0	44.7
	77.6	45.0
Deferred income taxes:
Foreign deferred income taxes - origination and reversal of temporary differences	0.5	(11.6)
	0.5	(11.6)

Total income tax expense	$78.1	$33.4

Income tax expense/(recoveries) rate reconciliation
These factors are illustrated below on all of the consolidated earnings (loss) before income taxes after applying a tax rate of 26.5%, reflecting the combined Canadian statutory corporate income tax rate which applies to the Company as a legal entity for the years ended December 31, 2022 and December 31, 2021:

	Years ended December 31,
	2022	2021
Earnings (loss) before income taxes	$41.7	$(54.5)
Income tax provision - 26.5%	$11.0	$(14.5)
Increase (reduction) in income taxes resulting from:
Earnings in foreign jurisdictions subject to a different tax rate than 26.5%	(7.4)	(7.5)
Permanent items that are not included in income (losses) for tax purposes:
Non-deductible expenses	(3.3)	(1.8)
Income (losses) not recognized for tax purposes	1.0	(5.0)
Tax provisions not based on legal entity income or losses for the year:
Provincial mining duty tax	1.4	0.3
Non-resident withholding tax	15.8	12.1
Under (over) tax provisions	2.8	(2.2)
Other	0.8	1.6
Other adjustments:
Unrecognized recoveries in deferred tax provisions	46.7	39.0
Foreign exchange related to deferred income taxes	9.0	11.2
Other	0.3	0.2
Total income tax expense	$78.1	$33.4

Components of deferred income tax assets and liabilities
The components that give rise to deferred income tax assets and liabilities are as follows:

	Years ended December 31,
	2022	2021
Deferred income tax assets:
Exploration and evaluation assets	$307.7	$—
Non-capital losses	—	210.4
Asset retirement obligations	2.5	1.7
Other assets	37.4	37.2
	347.6	249.3
Deferred income tax liabilities:
Property, plant and equipment	$(355.3)	$(281.0)
Royalty interests	(0.3)	(0.4)
Inventory and reserves	(3.1)	(7.4)
Other liabilities	(11.5)	(21.7)
	(370.2)	(310.5)
Net deferred income tax liabilities	$(22.6)	$(61.2)

Classification:
Non-current assets	$—	$—
Non-current liabilities	(22.6)	(61.2)
	$(22.6)	$(61.2)
The 2022 movement for net deferred income tax liabilities is summarized as follows:

	December 31, 2021	Discontinued Operations	Statements of earnings	OCI	December 31, 2022
Deferred income tax assets:
Exploration and evaluation assets	$—	$—	$307.7	$—	$307.7
Non-capital losses	210.4	(37.8)	(172.6)	—	—
Asset retirement obligations	1.7	—	0.8	—	2.5
Other assets	37.2	—	(0.7)	0.9	37.4
Deferred income tax liabilities:
Property, plant and equipment	(281.0)	66.1	(140.4)	—	(355.3)
Royalty interests	(0.4)	—	0.1	—	(0.3)
Marketable securities	—	—	0.1	(0.1)	—
Inventories and reserves	(7.4)	10.0	(5.7)	—	(3.1)
Other liabilities	(21.7)	—	10.2	—	(11.5)
	$(61.2)	$38.3	$(0.5)	$0.8	$(22.6)
The 2021 movement for net deferred income tax liabilities is summarized as follows:

	December 31, 2020	Discontinued Operations	Statements of earnings	OCI	December 31, 2021
Deferred income tax assets:
Non-capital losses	$58.6	$37.8	$114.0	$—	$210.4
Asset retirement obligations	1.2	—	0.5	—	1.7
Other assets	30.8	—	9.0	(2.6)	37.2
Deferred income tax liabilities:
Property, plant and equipment	(225.6)	53.7	(109.1)	—	(281.0)
Royalty interests	(4.6)	—	4.2	—	(0.4)
Marketable securities	(0.2)	—	(0.2)	0.4	—
Inventories and reserves	(18.5)	6.7	4.4	—	(7.4)
Other liabilities	(10.5)	—	(11.2)	—	(21.7)
	$(168.8)	$98.2	$11.6	$(2.2)	$(61.2)

Income tax expense/(recoveries) related to OCI
Income tax expense (recoveries) related to OCI consisted of the following components:

	Years ended December 31,
	2022	2021
Unrealized change in fair value of marketable securities	$0.1	$(0.4)
Hedges	(0.9)	2.6
Total income taxes related to OCI	$(0.8)	$2.2

Disclosure of unrecognized deferred income tax assets
Deferred income tax assets have not been recognized in respect of the following deductible temporary differences:

	Years ended December 31,
	2022	2021
Non-capital losses	$1,186.5	$457.2
Net capital losses	66.2	67.9
Exploration and evaluation assets	380.8	996.0
Deduction for future mining duty taxes	15.1	13.8
Asset retirement obligations	213.3	254.2
Other deductible temporary differences	13.0	29.4
	$1,874.9	$1,818.5
The net capital loss carry forwards are restricted in use against capital gains but may be carried forward indefinitely. The exploration and evaluation assets may be carried forward indefinitely. At December 31, 2022, the non-capital loss carry forwards expire as follows:

Expiry Date	2023	2024	2025	2026	2027+	No Expiry	Total
Total unrecognized losses	$163.2	$13.5	$44.3	$21.7	$877.2	$66.6	$1,186.5